Operating Assets and Liabilities - Deferred Revenue (Details) kr in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Jun. 10, 2020	Jul. 31, 2020 USD ($)	Jul. 31, 2020 DKK (kr)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2020 DKK (kr)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized during the year				kr (10,111)	kr (5,366)	kr (3,025)
Upfront payment recognized				10,111	kr 5,366	kr 3,025
AbbVie
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payment received				4,911
Revenue recognized during the year				(4,398)
Total at December 31				513			kr 513
Non-current deferred revenue							487
Current deferred revenue							kr 26
Total at December 31				513
Upfront payment		$ 750	kr 4,911
Upfront payment recognized				4,398
Revenue from performance obligations satisfied or partially satisfied in previous periods				kr 0
Performance Obligation Revenue Recognition Period	7 years			7 years